UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Industrials Index Fund Schedule of Investments May 31, 2005
	Shares	Market Value ($000)

COMMON STOCKS (98.6%)

Aerospace (11.9%)
United Technologies Corp.	3,747	$400
The Boeing Co.	5,521	353
Lockheed Martin Corp.	2,815	183
Northrop Grumman Corp.	2,400	134
Rockwell Collins, Inc.	1,346	66
Goodrich Corp.	864	36
United Defense Industries Inc.	438	33
* Alliant Techsystems, Inc.	310	22
Curtiss-Wright Corp.	174	10
* Moog Inc.	270	8
* Teledyne Technologies, Inc.	238	8
* Orbital Sciences Corp.	562	5
United Industrial Corp.	146	5
* MTC Technologies, Inc.	110	4
* Argon ST, Inc.	105	4
HEICO Corp. Class A	198	3
HEICO Corp.	92	2

		1,276

Air Transportation (3.8%)
FedEx Corp.	2,135	191
Southwest Airlines Co.	5,298	77
Expeditors International of Washington, Inc.	800	41
* AMR Corp.	1,398	18
* JetBlue Airways Corp.	618	13
Skywest, Inc.	485	9
* Aviall Inc.	284	9
* Continental Airlines, Inc. Class B	594	8
* AirTran Holdings, Inc.	758	7
* Alaska Air Group, Inc.	233	7
* EGL, Inc.	354	7
* Frontier Airlines, Inc.	415	5
* Delta Air Lines, Inc.	1,091	4
* Northwest Airlines Corp. Class A	682	4
* ExpressJet Holdings, Inc.	442	4
* America West Holdings Corp. Class B	607	3
* Mesa Air Group Inc.	404	3

		410

Auto Parts-Aftermarket (0.0%)
* Commercial Vehicle Group Inc.	95	2

Auto Trucks & Parts (1.3%)
PACCAR, Inc.	1,252	89
Oshkosh Truck Corp.	292	23
* Navistar International Corp.	518	16
Wabash National Corp.	338	8

		136

Building-Air Conditioning (0.2%)
York International Corp.	376	16
Lennox International Inc.	436	9

		25

Building-Heating & Plumbing (0.1%)
* Jacuzzi Brands, Inc.	786	8
* AAON, Inc.	111	2
* Interline Brands, Inc.	18	-

		10

Building--Miscellaneous (0.0%)
* Griffon Corp.	224	4

Building-Roof & Wallboard (0.2%)
* USG Corp.	295	14
ElkCorp	220	7
* Beacon Roofing Supply, Inc.	59	1

		22

Building Materials (1.5%)
Masco Corp.	3,377	108
Hughes Supply, Inc.	542	14
Watsco, Inc.	230	10
Simpson Manufacturing Co.	273	8
* NCI Building Systems, Inc.	216	7
* Trex Co., Inc.	108	4
Ameron International Corp.	116	4
Bluelinx Holdings Inc.	27	-

		155

Chemicals (0.0%)
* Energy Conversion Devices, Inc.	254	5
* EnerSys	40	-

		5

Commercial Information Services (0.1%)
* LECG Corp.	228	4
* SOURCECORP, Inc.	184	4

		8

Communications Technology (0.6%)
L-3 Communications Holdings, Inc.	839	59

Computer Services Software & Systems (0.1%)
* Mercury Computer Systems, Inc.	234	7

Construction (0.3%)
* Washington Group International, Inc.	252	12
* EMCOR Group, Inc.	176	8
Granite Construction Co.	348	8

		28

Consumer Products (0.2%)
The Toro Co.	382	16

Container & Package-Metal & Glass (0.0%)
* Mobile Mini, Inc.	138	5

Copper (0.1%)
Mueller Industries Inc.	268	7

Diversified Financial Services (0.0%)
* Huron Consulting Group Inc.	36	1

Diversified Manufacturing (1.1%)
American Standard Cos., Inc.	1,364	58
Clarcor Inc.	464	13
* Armor Holdings, Inc.	286	11
Brady Corp. Class A	328	10
* Hexcel Corp.	536	9
Acuity Brands, Inc.	351	9
Barnes Group, Inc.	200	6
Tredegar Corp.	294	5

		121

Diversified Production (2.0%)
Danaher Corp.	1,867	103
Dover Corp.	1,526	58
Pentair, Inc.	716	32
* Thomas & Betts Corp.	518	16

		209

Education-Services (0.1%)
* Universal Technical Institute Inc.	143	4
* Learning Tree International, Inc.	228	3

		7

Electrical Equipment & Components (3.0%)
Emerson Electric Co.	3,135	208
Cooper Industries, Inc. Class A	684	47
Ametek, Inc.	562	22
* Genlyte Group, Inc.	208	9
Baldor Electric Co.	308	8
* Triumph Group, Inc.	188	7
* General Cable Corp.	472	7
Franklin Electric, Inc.	158	6
A.O. Smith Corp.	178	6
* Power-One, Inc.	608	3
* Color Kinetics Inc.	177	2

		325

Electronics (0.0%)
* II-VI, Inc.	304	5

Electronics-Technology (3.4%)
General Dynamics Corp.	1,279	138
Raytheon Co.	3,397	133
Rockwell Automation, Inc.	1,373	71
* DRS Technologies, Inc.	236	11
EDO Corp.	202	6
Cubic Corp.	222	4
* Herley Industries Inc.	220	4

		367

Energy Equipment (0.1%)
* Plug Power, Inc.	692	4
* Global Power Equipment Group Inc.	368	3

		7

Energy Miscellaneous (0.0%)
* FuelCell Energy, Inc.	528	4

Engineering & Contracting Services (0.9%)
Fluor Corp.	650	37
* Jacobs Engineering Group Inc.	411	22
* URS Corp.	360	12
* Quanta Services, Inc.	1,080	10
* Dycom Industries, Inc.	430	8
* Infrasource Services Inc.	341	4

		93

Financial Data Processing Services (0.3%)
Deluxe Corp.	414	17
John H. Harland Co.	238	9
* PRG-Schultz International, Inc.	526	2

		28

Financial Information Services (0.7%)
Equifax, Inc.	1,088	38
* The Dun & Bradstreet Corp.	528	32

		70

Financial Miscellaneous (0.1%)
* Asset Acceptance Capital Corp.	246	6
* Portfolio Recovery Associates, Inc.	132	5

		11

Forest Products (0.1%)
Universal Forest Products, Inc.	152	6

Forms & Bulk Print Services (0.1%)
Ennis, Inc.	220	4
The Standard Register Co.	189	3

		7

Glass (0.0%)
Apogee Enterprises, Inc.	378	5

Health & Personal Care (0.2%)
* Stericycle, Inc.	336	17

Household Furnishings (0.0%)
American Woodmark Corp.	119	4

Identification Control & Filter Devices (2.6%)
Parker Hannifin Corp.	919	55
American Power Conversion Corp.	1,372	35
Pall Corp.	1,006	29
Roper Industries Inc.	346	24
Donaldson Co., Inc.	646	21
Hubbell Inc. Class B	420	19
IDEX Corp.	396	15
* Flowserve Corp.	482	14
* CUNO Inc.	166	12
Crane Co.	430	11
* ESCO Technologies Inc.	130	11
Mine Safety Appliances Co.	224	10
Watts Water Technologies, Inc.	213	7
Robbins & Myers, Inc.	206	5
Vicor Corp.	344	5
Gorman-Rupp Co.	173	4
C & D Technologies, Inc.	302	2

		279

Insurance-Multiline (0.1%)
* Alleghany Corp.	46	13

Machine Tools (0.1%)
Lincoln Electric Holdings, Inc.	312	10

Machinery & Engineering (0.1%)
Applied Industrial Technology, Inc.	226	7

Machinery--Agricultural (1.3%)
Deere & Co.	1,861	123
* AGCO Corp.	748	14
Lindsay Manufacturing Co.	168	3

		140

Machinery-Construction & Handling (2.6%)
Caterpillar, Inc.	2,546	240
* Terex Corp.	402	16
The Manitowoc Co., Inc.	252	10
Stewart & Stevenson Services, Inc.	344	8
NACCO Industries, Inc. Class A	49	5
* Astec Industries, Inc.	218	5

		284

Machinery-Engines (0.3%)
Cummins Inc.	274	19
Briggs & Stratton Corp.	445	15

		34

Machinery-Industrial/Special (3.3%)
Illinois Tool Works, Inc.	1,883	159
Ingersoll-Rand Co.	1,301	101
Joy Global Inc.	594	22
Kennametal, Inc.	318	14
* Actuant Corp.	234	11
* Gardner Denver Inc.	243	9
Nordson Corp.	290	9
Woodward Governor Co.	110	9
Thomas Industries, Inc.	148	6
* Kadant Inc.	226	5
Tennant Co.	112	4
Tecumseh Products Co. Class A	140	4
* EnPro Industries, Inc.	49	1
Tecumseh Products Co. Class B	28	1

		355

Machinery-Specialty (0.5%)
Graco, Inc.	552	19
Engineered Support Systems, Inc.	360	14
JLG Industries, Inc.	484	12
Bucyrus International, Inc.	116	4

		49

Manufacturing (0.1%)
Federal Signal Corp.	466	7
Standex International Corp.	168	5

		12

Metal Fabricating (0.8%)
Precision Castparts Corp.	506	39
The Timken Co.	576	14
* Shaw Group, Inc.	647	13
Kaydon Corp.	284	8
Valmont Industries, Inc.	236	6
CIRCOR International, Inc.	228	6
* Encore Wire Corp.	272	3

		89

Metals & Minerals & Commodities (0.1%)
* Ceradyne, Inc.	249	6

Metals & Minerals Miscellaneous (0.0%)
* GrafTech International Ltd.	900	4

Miscellaneous Equipment (0.3%)
W.W. Grainger, Inc.	600	33

Miscellaneous Materials & Processing (0.0%)
* Insituform Technologies Inc. Class A	248	4

Miscellaneous Producer Durables (0.0%)
* BE Aerospace, Inc.	340	5

Multi-Sector Companies (32.5%)
General Electric Co.	58,054	2,118
Tyco International Ltd.	14,726	426
3M Co.	5,368	411
Honeywell International Inc.	5,942	215
Textron, Inc.	926	72
Eaton Corp.	1,103	66
ITT Industries, Inc.	634	60
SPX Corp.	618	27
Carlisle Co., Inc.	256	18
Teleflex Inc.	283	16
Walter Industries, Inc.	318	14
* McDermott International, Inc.	548	12
Trinity Industries, Inc.	354	10
* GenCorp, Inc.	478	9
Kaman Corp. Class A	348	5
* Sequa Corp. Class A	72	4

		3,483

Office Furniture & Business Equipment (1.2%)
Pitney Bowes, Inc.	1,716	77
HNI Corp.	440	23
Herman Miller, Inc.	612	18
Steelcase Inc.	466	6
* Imagistics International Inc.	190	5

		129

Office Supplies (0.3%)
Avery Dennison Corp.	710	37

Paper (0.1%)
Albany International Corp.	264	8

Power Transmission Equipment (0.1%)
Regal-Beloit Corp.	282	7

Printing & Copying Services (0.0%)
Bowne & Co., Inc.	394	5

Production Technical Equipment (0.1%)
* Esterline Technologies Corp.	241	9

Publishing-Miscellaneous (0.6%)
R.R. Donnelley & Sons Co.	1,552	52
Banta Corp.	244	11
* Consolidated Graphics, Inc.	150	6

		69

Railroad Equipment (0.1%)
Wabtec Corp.	432	9

Railroads (4.3%)
Burlington Northern Santa Fe Corp.	2,822	139
Union Pacific Corp.	1,856	124
Norfolk Southern Corp.	2,993	96
CSX Corp.	1,620	67
* Kansas City Southern	618	12
Florida East Coast Industries, Inc. Class A	232	10
* Genesee & Wyoming Inc. Class A	278	8
* RailAmerica, Inc.	402	5

		461

Rent & Lease Services-Commercial (0.5%)
Ryder System, Inc.	494	18
GATX Corp.	377	13
* United Rentals, Inc.	620	12
McGrath RentCorp	198	5
* Electro Rent Corp.	268	3

		51

Rent & Lease Services-Consumer (0.2%)
* Dollar Thrifty Automotive Group, Inc.	280	10
Amerco, Inc.	126	7
* Wesco International, Inc.	224	7

		24

Retail (0.5%)
Fastenal Co.	504	29
MSC Industrial Direct Co., Inc. Class A	408	13
* School Specialty, Inc.	174	7
Lawson Products, Inc.	88	4

		53

Securities Brokers & Services (0.1%)
* NCO Group, Inc.	282	6

Services-Commercial (7.4%)
Cendant Corp.	7,886	167
Waste Management, Inc.	4,303	127
Cintas Corp.	1,118	45
Republic Services, Inc. Class A	1,154	41
Robert Half International, Inc.	1,254	31
Manpower Inc.	700	28
* ChoicePoint Inc.	690	27
* Monster Worldwide Inc.	928	24
Aramark Corp. Class B	858	22
The Corporate Executive Board Co.	296	21
* Waste Connections, Inc.	417	15
* Copart, Inc.	581	14
The Brink's Co.	449	14
* Allied Waste Industries, Inc.	1,814	14
IKON Office Solutions, Inc.	1,266	12
* PHH Corp.	473	11
* Corrections Corp. of America REIT	308	11
* Navigant Consulting, Inc.	432	10
* FTI Consulting, Inc.	432	10
* West Corp.	258	9
* Resources Connection, Inc.	440	9
Watson Wyatt & Co. Holdings	314	8
ABM Industries Inc.	420	8
G & K Services, Inc. Class A	200	8
Rollins, Inc.	366	7
* Labor Ready, Inc.	351	7
Viad Corp.	258	7
* Tetra Tech, Inc.	576	7
* CoStar Group, Inc.	162	7
Kelly Services, Inc. Class A	228	6
* Korn/Ferry International	396	6
Gevity HR, Inc.	334	6
* Heidrick & Struggles International, Inc.	222	6
* Coinstar, Inc.	256	5
Central Parking Corp.	264	4
* Teletech Holdings Inc.	546	4
CDI Corp.	200	4
* Hudson Highland Group, Inc.	264	4
* CRA International Inc.	68	4
* Geo Group Inc.	159	4
* Century Business Services, Inc.	950	4
* Spherion Corp.	682	4
* Sirva Inc.	408	3
* Volt Information Sciences Inc.	158	3
* First Advantage Corp. Class A	90	2
* DiamondCluster International, Inc.	90	1

		791

Shipping (0.2%)
Alexander & Baldwin, Inc.	307	14
* Kirby Corp.	206	9

		23

Steel (0.2%)
Harsco Corp.	320	19

Telecommunications Equipment (0.0%)
* Mastec Inc.	415	4

Textile Products (0.0%)
* DHB Industries, Inc.	416	3

Transportation Miscellaneous (3.8%)
United Parcel Service, Inc.	4,471	329
C.H. Robinson Worldwide, Inc.	574	33
* Laidlaw International Inc.	865	19
UTI Worldwide, Inc.	171	13
* Pacer International, Inc.	360	8
Sea Containers Ltd. Class A	308	4
* Hub Group, Inc.	135	4

		410

Truckers (1.4%)
* Yellow Roadway Corp.	448	24
CNF Inc.	422	19
J.B. Hunt Transport Services, Inc.	932	19
* Landstar System, Inc.	466	16
Overnite Corp.	276	12
* Swift Transportation Co., Inc.	442	11
Heartland Express, Inc.	492	10
Knight Transportation, Inc.	376	9
Forward Air Corp.	321	9
Werner Enterprises, Inc.	422	8
* Old Dominion Freight Line, Inc.	222	7
Arkansas Best Corp.	188	6
* Covenant Transport, Inc.	174	2
* P.A.M. Transportation Services, Inc.	130	2

		154

Wholesalers (0.3%)
Adesa, Inc.	722	16
* United Stationers, Inc.	306	15

		31

TOTAL COMMON STOCKS
(Cost $9,690)		10,572

TEMPORARY CASH INVESTMENT (0.5%)

Vanguard Market Liquidity Fund, 3.018%**
(Cost $57)	57,389	57

TOTAL INVESTMENTS (99.1%)
(Cost $9,747)		10,629

OTHER ASSETS AND LIABILITIES-NET (0.9%)		98

NET ASSETS (100%)		$10,727

  *Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2005, the cost of investment securities for tax purposes was $9,747,000. Net unrealized appreciation of investment securities for tax purposes was $882,000, consisting of unrealized gains of $1,030,000 on securities that had risen in value since their purchase and $148,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.